Parent company accounts - Cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax	£ 5,943	£ 4,747	£ 4,223
Adjustment for non-cash items:
Credit impairment charges	1,866	1,617	1,578
Depreciation, amortisation and impairment of property, plant, equipment and intangibles	362	356	489
Provisions and pensions charges/(credits)	268	195	63
Net (profit)/loss on disposal of investments and property, plant and equipment	13	9	7
Other non-cash movements including exchange rate movements	4,863	1,835	7,567
Changes in operating assets and liabilities
Net decrease in cash collateral and settlement balances	2,252	2,060	31
Net (increase)/decrease in loans and advances at amortised cost	(7,782)	(2,556)	8,313
Net (increase)/decrease in reverse repurchase agreements and other similar secured lending	(14,269)	(2,290)	(378)
Net increase in deposits at amortised cost	25,375	17,578	10,219
Net increase/(decrease) in debt securities in issue	21,426	(9,850)	(14,359)
Net (decrease)/increase in repurchase agreements and other similar secured borrowing	(10,746)	843	16,589
Net (increase)/decrease in derivative financial instruments	1,590	(6,794)	7,539
Net (increase)/decrease in trading portfolio assets	(23,499)	8,322	(40,795)
Net decrease in trading portfolio liabilities	647	(1,579)	(14,699)
Net increase/(decrease) in financial assets and liabilities at fair value through the income statement	20,593	(6,415)	33,410
Net (increase)/decrease in other assets	(167)	(3,962)	(1,301)
Net decrease in other liabilities	(384)	(1,440)	(1,864)
Corporate income tax	(248)	(685)	(265)
Net cash from operating activities	28,103	1,991	16,367
Cash flows from (used in) investing activities
Purchase of debt securities at amortised cost	(15,658)	(27,617)	(14,901)
Proceeds from redemption or sale of debt securities at amortised cost	9,828	16,922	2,681
Purchase of financial assets at fair value through other comprehensive income	(29,747)	(52,347)	(50,254)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income	38,246	51,803	44,126
Purchase of property, plant and equipment and investment in intangibles	(574)	(512)	(439)
Net increase in investment in subsidiaries	0	(232)	0
Net cash from investing activities	2,095	(9,234)	(18,787)
Cash flows from (used in) financing activities
Dividends paid and other coupon payments on equity instruments	(3,385)	(2,615)	(2,196)
Issuance of subordinated liabilities	9,808	11,222	5,986
Redemption of subordinated liabilities	(5,665)	(5,067)	(7,431)
Issue of shares and other equity instruments	2,770	970	2,499
Repurchase of shares and other equity instruments	(2,198)	(2,131)	(2,425)
Vesting of shares under employee share schemes	(530)	(448)	(442)
Net cash from financing activities	800	1,931	(4,009)
Effect of exchange rates on cash and cash equivalents	(1,740)	(2,405)	(5,013)
Net increase/(decrease) in cash and cash equivalents	29,258	(7,717)	(11,442)
Cash and cash equivalents at beginning of year	200,695	208,412	219,854
Cash and cash equivalents at end of year	229,953	200,695	208,412
Cash and cash equivalents comprise:
Cash and balances at central banks	208,544	180,365	189,686
Loans and advances to banks with original maturity of three months or less	7,802	7,758	7,117
Cash collateral balances with central banks with original maturity of three months or less	11,625	11,025	10,325
Treasury and other eligible bills with original maturity of three months or less	1,982	1,547	1,284
Cash and cash equivalents at end of year	229,953	200,695	208,412
Barclays Bank PLC
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax	4,882	5,165	2,977
Adjustment for non-cash items:
Credit impairment charges	330	216	98
Impairment of Investments in subsidiaries	90	(811)	166
Depreciation, amortisation and impairment of property, plant, equipment and intangibles	31	30	33
Provisions and pensions charges/(credits)	105	95	(95)
Net (profit)/loss on disposal of investments and property, plant and equipment	(6)	(48)	2
Other non-cash movements including exchange rate movements	4,398	1,721	5,991
Changes in operating assets and liabilities
Net decrease in cash collateral and settlement balances	1,977	4,781	137
Net (increase)/decrease in loans and advances at amortised cost	(18,449)	14,178	(40,968)
Net (increase)/decrease in reverse repurchase agreements and other similar secured lending	(19,428)	1,330	(968)
Net increase in deposits at amortised cost	37,393	790	33,408
Net increase/(decrease) in debt securities in issue	22,489	(11,842)	(15,333)
Net (decrease)/increase in repurchase agreements and other similar secured borrowing	(12,960)	2,245	17,644
Net (increase)/decrease in derivative financial instruments	(2,406)	(8,134)	4,205
Net (increase)/decrease in trading portfolio assets	(8,595)	10,624	(29,611)
Net decrease in trading portfolio liabilities	(8,510)	(9,980)	(1,098)
Net increase/(decrease) in financial assets and liabilities at fair value through the income statement	27,927	(12,275)	34,459
Net (increase)/decrease in other assets	(214)	1,451	(244)
Net decrease in other liabilities	(251)	(1,406)	(2,378)
Corporate income tax	287	135	249
Net cash from operating activities	29,090	(1,735)	8,674
Cash flows from (used in) investing activities
Purchase of debt securities at amortised cost	(11,378)	(17,113)	(11,984)
Proceeds from redemption or sale of debt securities at amortised cost	8,113	15,120	2,023
Purchase of financial assets at fair value through other comprehensive income	(27,258)	(49,318)	(46,808)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income	35,767	49,258	39,852
Purchase of property, plant and equipment and investment in intangibles	(69)	(21)	(22)
Disposal/(Acquisition) of subsidiaries and associates, net of cash disposed	0	48	(1)
Net increase in investment in subsidiaries	(1)	(824)	(7)
Net cash from investing activities	5,174	(2,850)	(16,947)
Cash flows from (used in) financing activities
Dividends paid and other coupon payments on equity instruments	(3,771)	(3,048)	(2,635)
Issuance of subordinated liabilities	9,808	11,143	5,643
Redemption of subordinated liabilities	(5,553)	(4,963)	(7,209)
Issue of shares and other equity instruments	2,777	970	2,499
Repurchase of shares and other equity instruments	(2,198)	(2,131)	(2,425)
Vesting of shares under employee share schemes	(530)	(448)	(442)
Net cash from financing activities	533	1,523	(4,569)
Effect of exchange rates on cash and cash equivalents	(2,376)	(1,380)	(3,938)
Net increase/(decrease) in cash and cash equivalents	32,421	(4,442)	(16,780)
Cash and cash equivalents at beginning of year	163,821	168,263	185,043
Cash and cash equivalents at end of year	196,242	163,821	168,263
Cash and cash equivalents comprise:
Cash and balances at central banks	178,321	151,288	153,701
Loans and advances to banks with original maturity of three months or less	4,516	136	3,130
Cash collateral balances with central banks with original maturity of three months or less	11,625	11,025	10,325
Treasury and other eligible bills with original maturity of three months or less	1,780	1,372	1,107
Cash and cash equivalents at end of year	£ 196,242	£ 163,821	£ 168,263